UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                     FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-00041
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                    GENERAL AMERICAN INVESTORS COMPANY, INC.
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               (Exact name of registrant as specified in charter)

           450 Lexington Avenue, Suite 3300, New York, NY 10017-3911
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               (Address of principal executive offices)(Zip code)

                                Eugene S. Stark
                    General American Investors Company, Inc.
                        450 Lexington Avenue, Suite 3300
                            New York, NY 10017-3911
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  212-916-8400

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

            STATEMENT OF INVESTMENTS September 30, 2006 (Unaudited)
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                           General American Investors

                                                                                                     Value
      Shares      COMMON AND PREFERRED STOCKS                                                      (note 1a)
------------------------------------------------------------------------------------------------------------------------------------
BUILDING AND REAL ESTATE (6.1%)
------------------------------------------------------------------------------------------------------------------------------------
   2,350,862    CEMEX, S.A. de C.V. ADR                                (COST $31,961,056)         $70,713,929
                                                                                                  -----------

COMMUNICATIONS AND INFORMATION SERVICES (5.8%)
------------------------------------------------------------------------------------------------------------------------------------
     775,000    American Tower Corporation (a)                                                     28,287,500
     900,000    Cisco Systems, Inc. (a)                                                            20,682,000
     350,000    Lamar Advertising Company Class A (a)                                              18,693,500
                                                                                                   ----------
                                                                       (COST $37,774,748)          67,663,000
                                                                                                   ----------
COMPUTER SOFTWARE AND SYSTEMS (2.4%)
------------------------------------------------------------------------------------------------------------------------------------
     300,000    EMC Corporation (a)                                                                 3,594,000
     800,000    Microsoft Corporation                                                              21,880,000
     133,500    VeriSign, Inc. (a)                                                                  2,696,700
                                                                                                   ----------
                                                                       (COST $23,594,124)          28,170,700
                                                                                                   ----------
CONSUMER PRODUCTS AND SERVICES (3.9%)
------------------------------------------------------------------------------------------------------------------------------------
     325,000    Constellation Brands, Inc. (a)                                                      9,353,500
     350,000    Diageo plc ADR                                                                     24,864,000
     175,000    PepsiCo, Inc.                                                                      11,420,500
                                                                                                  -----------
                                                                       (COST $30,465,286)          45,638,000
                                                                                                  -----------
ELECTRONICS (1.6%)
------------------------------------------------------------------------------------------------------------------------------------
     550,000    Molex Incorporated Class A                             (COST $12,287,441)          18,100,500
                                                                                                   ----------



ENVIRONMENTAL CONTROL (INCLUDING SERVICES) (4.1%)
------------------------------------------------------------------------------------------------------------------------------------
   1,175,000    Republic Services, Inc.                                (COST $26,227,380)          47,246,750
                                                                                                   ----------

FINANCE AND INSURANCE (29.1%)
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   BANKING (9.5%)
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     270,000    Bank of America Corporation                                                        14,463,900
     585,000    Golden West Financial Corporation                                                  45,191,250
     310,000    M&T Bank Corporation                                                               37,187,600
     170,000    SunTrust Banks, Inc.                                                               13,137,600
                                                                                                  -----------
                                                                       (COST $17,349,061)         109,980,350
                                                                                                  -----------
   INSURANCE (18.2%)
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     275,000    The Allstate Corporation                                                           17,250,750
     375,000    American International Group, Inc.                                                 24,847,500
     275,000    Annuity and Life Re (Holdings), Ltd. (a)                                              203,500
     350,000    Arch Capital Group Ltd. (a)                                                        22,221,500
     400,000    AXIS Capital Holdings Limited                                                      13,876,000
         300    Berkshire Hathaway Inc. Class A (a)                                                28,740,000
     535,000    Everest Re Group, Ltd.                                                             52,178,550
     285,000    MetLife, Inc.                                                                      16,153,800
     335,000    PartnerRe Ltd.                                                                     22,635,950
     230,000    Transatlantic Holdings, Inc.                                                       13,894,300
                                                                                                  -----------
                                                                       (COST $89,814,045)         212,001,850
                                                                                                  -----------
   OTHER (1.4%)
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     655,000    Annaly Capital Management, Inc.                                                    8,606,700
   1,075,000    MFA Mortgage Investments, Inc.                                                     8,008,750
                                                                                                  ----------
                                                                     (COST $15,710,195)           16,615,450
                                                                                                  ----------
                                                                    (COST $122,873,301)          338,597,650
                                                                                                 -----------

7       STATEMENT OF INVESTMENTS September 30, 2006 (Unaudited) - continued
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                           General American Investors

                                                                                                     Value
      Shares      COMMON AND PREFERRED STOCKS (continued)                                          (note 1a)
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HEALTH CARE  (10.9%)
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   PHARMACEUTICALS (9.1%)
   ---------------------------------------------------------------------------------------------------------------------------------
     240,000    Alkermes, Inc. (a)                                                                $3,804,000
     170,000    Biogen Idec Inc. (a)                                                               7,595,600
     604,900    Cytokinetics, Incorporated (a)                                                     3,889,507
     200,000    Genentech, Inc. (a)                                                               16,540,000
     380,000    MedImmune, Inc. (a)                                                               11,122,600
     180,000    Novo Nordisk B                                                                    13,374,000
   1,737,000    Pfizer Inc                                                                        49,261,320
                                                                                                 -----------
                                                                     (COST $70,466,025)          105,587,027
                                                                                                 -----------
   MEDICAL INSTRUMENTS AND DEVICES (1.8%)
   ---------------------------------------------------------------------------------------------------------------------------------
     450,000    Medtronic, Inc.                                      (COST $10,483,716)           20,898,000
                                                                                                 -----------
                                                                     (COST $80,949,741)          126,485,027
                                                                                                 -----------
MACHINERY AND EQUIPMENT (1.3%)
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   1,150,000    ABB Ltd. ADR                                         (COST $12,430,211)           15,157,000
                                                                                                  ----------
MISCELLANEOUS (4.8%)
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                Other (b)                                            (COST $56,033,547)           55,878,300
                                                                                                  ----------
 OIL & NATURAL GAS (INCLUDING SERVICES) (17.2%)
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     825,000    Apache Corporation                                                                52,140,000
     850,000    Halliburton Company                                                               24,182,500
   1,000,000    Patterson-UTI Energy, Inc.                                                        23,760,000
   3,000,000    Talisman Energy Inc.                                                              49,140,000
   1,220,000    Weatherford International Ltd. (a)                                                50,898,400
                                                                                                 -----------
                                                                    (COST $148,725,073)          200,120,900
                                                                                                 -----------
RETAIL TRADE (17.8%)
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     700,000    Costco Wholesale Corporation                                                      34,776,000
   1,599,000    Dollar General Corporation                                                        21,794,370
   1,570,000    The Home Depot, Inc. (c)                                                          56,943,900
   2,340,000    The TJX Companies, Inc.                                                           65,590,200
     575,000    Wal-Mart Stores, Inc.                                                             28,359,000
                                                                                                 -----------
                                                                     (COST $77,737,018)          207,463,470
                                                                                                 -----------
SPECIAL HOLDING (a) (d) (0.0%)
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     546,000    Standard MEMS, Inc. Series A Convertible Preferred    (COST $3,003,000)                    -
                                                                                                   ---------

TECHNOLOGY (2.5%)
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   1,900,000    Xerox Corporation (a)                                (COST $25,689,854)           29,564,000
                                                                                                  ----------

   TOTAL COMMON AND PREFERRED STOCKS (107.5%)                       (COST $689,751,780)        1,250,799,226
                                                                                               -------------

 Principal Amount CORPORATE NOTE
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CONSUMER PRODUCTS AND SERVICES  (2.9%)
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 $35,000,000     General Motors Nova Scotia Finance Company
                   6.85% Guaranteed Notes due 10/15/08               (COST $33,586,637)           34,125,000
                                                                                                  ----------

8      STATEMENT OF INVESTMENTS September 30, 2006 (Unaudited) - continued
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                           General American Investors

 Principal Amount/                                                                                   Value
      Shares    SHORT-TERM SECURITIES AND OTHER ASSETS                                             (note 1a)
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
 $20,000,000    American General Finance Corporation note due 10/3/06; 5.22%  (COST $19,959,400)   $19,959,400
 $20,000,000    General Electric Finance Corporation note due 10/10/06; 5.20% (COST $19,959,556)    19,959,556
  36,588,732    SSgA Prime Money Market Fund                                  (COST $36,588,732)    36,588,732
                                                                                                   -----------
TOTAL SHORT-TERM SECURITIES (6.6%)                                            (COST $76,507,688)    76,507,688
                                                                                                   -----------
TOTAL INVESTMENTS (e) (117.0%)                                               (COST $799,846,105) 1,361,431,914
Cash, receivables and other assets less liabilities (0.2%)                                           2,125,621
PREFERRED STOCK (-17.2%)                                                                          (200,000,000)
                                                                                                  ------------
NET ASSETS APPLICABLE TO COMMON STOCK (100%)                                                    $1,163,557,535
                                                                                                ==============

 (a) Non-income producing security.
 (b) Securities which have been held for less than one year, not previously disclosed and not restricted.
 (c) 1,000,000 shares held by custodian in a segregated account as collateral for open short positions.
 (d) Restricted security acquired 12/17/99.  Fair value in the opinion of the directors.
 (e) At September 30, 2006: (1) the cost of investments for Federal income tax purposes was the same as the cost for financial reporting purposes, (2) aggregate gross unrealized appreciation was $572,654,813, (3) aggregate gross unrealized depreciation was $11,069,004, and (4) net unrealized appreciation was $561,585,809.

 (see notes to financial statements)

                  NOTES TO FINANCIAL STATEMENTS (Unaudited)
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                           General American Investors


General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

                              1. SECURITY VALUATION

Securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for open short positions) on the valuation date. Securities traded primarily in foreign markets are generally valued at the preceding closing price of such securities on their respective exchanges or markets. If, after the close of the foreign market, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Corporate discount notes are valued at amortized cost, which approximates market value. Investments in money market funds are valued at their net asset value. Special holdings (restricted securities) and other securities for which quotations are not readily available are valued at fair value determined in good faith pursuant to procedures established by and under the general supervision of the Board of Directors.


ITEM 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of September 30, 2006, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 30, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

       The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a)under the Investment Company Act of 1940 are attached hereto as Exhibit 99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By:  /s/ Eugene S. Stark
         Eugene S. Stark
         Vice-President, Administration

Date:  October 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Spencer Davidson
         Spencer Davidson
         President and Chief Executive Officer
         (Principal Executive Officer)

Date:  October 20, 2006

By:  /s/ Eugene S. Stark
         Eugene S. Stark
         Vice-President, Administration
         (Principal Financial Officer)

Date:  October 20, 2006